Stockholders’ Equity (Details) - Schedule of Summarizes the Activity of LiveOne’s Options Issued - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Summarizes the Activity of LiveOne’s Options Issued [Abstract]
Number of Shares, Beginning balance	240,000	285,000	165,000
Weighted- Average Exercise Price per Share, Beginning balance	$ 2.84	$ 2.93	$ 4.1
Number of Shares, Granted	15,000		120,000
Weighted- Average Exercise Price per Share, Granted	$ 1.75		$ 1.34
Number of Shares, Exercised
Weighted- Average Exercise Price per Share, Exercised
Number of Shares, Forfeited or expired	(100,000)	(45,000)
Weighted- Average Exercise Price per Share, Forfeited or expired	$ 4.2	$ 3.35
Number of Shares, Ending balance	155,000	240,000	285,000
Weighted- Average Exercise Price per Share, Ending balance	$ 1.86	$ 2.84	$ 2.93
Number of Shares, Exercisable	128,750	128,750
Weighted- Average Exercise Price per Share, Exercisable	$ 1.56	$ 2.65